Taxes on Income - Schedule of Reconciliation of Uncertain Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Reconciliation of the Beginning and Ending Balances of Uncertain Tax Benefits [Abstract]
Balance at beginning of the year
Additions for taxes positions	286
Balance at the end of the year	$ 286